UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-08529

Monteagle Funds

(Exact name of registrant as specified in charter)

2506 Winford Avenue Nashville, Tennessee	37215
(Address of principal executive offices)	(Zip code)

 The Corporation Trust Company
Corporate Trust Center
1209 Orange Street
Wilmington, DE  19801

(Name and address of agent for service)

          With a copy to:
          John H. Lively, Esq.
          The Law Offices of John H Lively & Associates, Inc.
          A member firm of The 1940 Act Law Group
          2041 W. 141st Terrace
          Suite 119
          Leawood, KS  66224

Registrant's telephone number, including area code: 888.263.5593

Date of fiscal year end:   08/31/2012

Date of reporting period: 02/29/2012

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi Annual report to Shareholders for the period ended February 29, 2012 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

Monteagle Funds

Semi-Annual Report

February 29, 2012

MONTEAGLE FUNDS

TABLE OF CONTENTS

Supplementary Portfolio Information	3
Financial Statements of the Monteagle Funds
Schedule of Investments:
Fixed Income Fund	8
Informed Investor Growth Fund	12
Quality Growth Fund	14
Select Value Fund	18
Value Fund	22
Statements of Assets and Liabilities	25
Statements of Operations	29
Statements of Changes in Net Assets	31
Financial Highlights	36
Notes to Financial Statements	51
Other Information	67
About Your Funds’ Expenses	68
Board Approval of Investment Management and Sub-Advisory Agreements	71

MONTEAGLE FIXED INCOME FUND
SUPPLEMENTARY PORTFOLIO INFORMATION — February 29, 2012 (Unaudited)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
U.S. Treasury Note, 3.625%, due 02/15/2020	6.69%
U.S. Treasury Note, 2.00%, due 11/15/2021	5.83%
FNMA, Pool 386008, 4.52%, due 04/01/2013	3.25%
U.S. Treasury Note, 2.125%, due 08/15/2021	2.96%
U.S. Treasury Note, 3.75%, due 11/15/2018	2.52%
U.S. Treasury Note, 3.625%, due 08/15/2019	2.51%
FHLMC, 3.75%, due 03/27/2019	2.50%
FFCB, 4.875%, due 12/16/2015	2.49%
FHLMC, Series 3290 PD, 5.50%, due 03/15/2035	2.35%
Johnson & Johnson, 5.15%, due 07/15/2018	2.11%

Sector Allocation	(% of Net Assets)
Corporate Bonds	41.81%
U.S. Government and Agency Obligations	37.15%
Mortgage-Backed Securities	13.73%
Money Market Funds	6.69%
Other Assets in Excess of Liabilities	0.62%
100.00%

MONTEAGLE INFORMED INVESTOR GROWTH FUND
SUPPLEMENTARY PORTFOLIO INFORMATION — February 29, 2012 (Unaudited)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Alexion Pharmaceuticals, Inc.	6.76%
Apple, Inc.	5.86%
Continental Resources, Inc.	5.23%
Fastenal Co.	5.12%
Cummins, Inc.	4.95%
Tractor Supply Co.	4.56%
Solarwinds, Inc.	4.30%
Select Comfort Corp.	4.24%
Parametric Technology Corp.	4.10%
Dollar Tree, Inc.	4.08%

Top Ten Portfolio Industries	(% of Net Assets)
Retail	17.74%
Software	12.41%
Oil & Gas	9.10%
Biotechnology	8.61%
Computers	5.86%
Distribution & Wholesale	5.12%
Chemicals	4.98%
Machinery	4.95%
Home Furnishings	4.24%
Semiconductors	3.99%
77.00%

Economic Sectors with Cash and Other Assets	(% of Net Assets)
Consumer, Cyclical	29.10%
Technology	22.26%
Consumer, Non-cyclical	11.59%
Industrial	10.80%
Energy	9.10%
Money Market Funds	7.38%
Exchange-Traded Funds	5.97%
Basic Materials	4.98%
Communications	3.06%
Liabilities in Excess of Other Assets	(4.24)%
100.00%

MONTEAGLE QUALITY GROWTH FUND
SUPPLEMENTARY PORTFOLIO INFORMATION — February 29, 2012 (Unaudited)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Apple, Inc.	7.40%
Exxon Mobil Corp.	4.39%
International Business Machines Corp.	4.03%
Microsoft Corp.	3.49%
W.W. Grainger, Inc.	3.27%
Coca-Cola Co.	2.96%
QUALCOMM, Inc.	2.92%
American Tower Corp.	2.64%
Occidental Petroleum Corp.	2.63%
Google, Inc.	2.59%

Top Ten Portfolio Industries	(% of Net Assets)
Computers	13.58%
Oil & Gas	7.02%
Retail	6.84%
Software	5.08%
Internet	5.07%
Semiconductors	4.77%
Machinery - Diversified	4.69%
Distribution & Wholesale	3.27%
Chemicals	3.27%
Diversified Financial Services	3.15%
56.74%

Economic Sectors with Cash and Other Assets	(% of Net Assets)
Technology	23.43%
Consumer, Cyclical	16.79%
Industrial	16.74%
Consumer, Non-cyclical	14.46%
Energy	9.72%
Communications	6.85%
Financial	6.75%
Basic Materials	4.40%
Money Market Funds	2.90%
Liabilities in Excess of Other Assets	(2.04)%
100.00%

MONTEAGLE SELECT VALUE FUND
SUPPLEMENTARY PORTFOLIO INFORMATION — February 29, 2012 (Unaudited)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
UnitedHealth Group, Inc.	4.27%
WellPoint, Inc.	3.09%
Genworth Financial, Inc.	2.75%
Pfizer, Inc.	2.67%
Applied Materials, Inc.	2.58%
Dean Foods Co.	2.47%
CVS Caremark Corp.	2.37%
Raytheon Co.	2.35%
Harris Corp.	2.25%
Whirlpool Corp.	2.19%

Top Ten Portfolio Industries	(% of Net Assets)
Insurance	12.09%
Retail	9.15%
Healthcare - Services	7.36%
Banks	6.86%
Telecommunications	5.47%
Oil & Gas	5.10%
Aerospace & Defense	3.42%
Media	3.42%
Computers	3.28%
Commercial Services	3.21%
59.36%

Economic Sectors with Cash and Other Assets	(% of Net Assets)
Financial	21.36%
Consumer, Non-cyclical	18.64%
Consumer, Cyclical	12.83%
Money Market Funds	11.81%
Technology	9.47%
Industrial	9.38%
Communications	8.89%
Basic Materials	5.98%
Energy	5.10%
Utilities	1.04%
Liabilities in Excess of Other Assets	(4.50)%
100.00%

MONTEAGLE VALUE FUND
SUPPLEMENTARY PORTFOLIO INFORMATION — February 29, 2012 (Unaudited)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Solutia, Inc.	4.58%
Merck & Co, Inc.	4.18%
AT&T, Inc.	4.15%
Textron, Inc.	4.11%
EI du Pont de Nemours & Co.	3.71%
Duke Energy Corp.	3.63%
International Paper Co.	3.34%
Barrick Gold Corp.	3.24%
Verizon Communications, Inc.	3.10%
Intel Corp.	3.10%

Top Ten Portfolio Industries	(% of Net Assets)
Chemicals	14.98%
Telecommunications	9.87%
Mining	7.57%
Semiconductors	6.84%
Pharmaceuticals	6.37%
Oil & Gas	5.47%
Healthcare Products	5.24%
Electric	4.91%
Retail	4.47%
Miscellaneous Manufacturing	4.11%
69.83%

Economic Sectors with Cash and Other Assets	(% of Net Assets)
Basic Materials	28.11%
Industrial	16.55%
Consumer, Non-cyclical	15.55%
Communications	9.87%
Money Market Funds	8.98%
Technology	8.96%
Energy	7.96%
Utilities	4.90%
Consumer, Cyclical	4.47%
Financial	1.71%
Liabilities in Excess of Other Assets	(7.06)%
100.00%

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS — February 29, 2012 (Unaudited)

Par Value	U.S. GOVERNMENT AND AGENCY OBLIGATIONS (b) - 37.15%	Fair Value
	U.S. Treasury Notes - 23.68%
$2,000,000	2.000%, due 11/15/2021	$2,010,312
1,000,000	2.125%,due 8/15/2021	1,020,156
500,000	2.625%,due 8/15/2020	536,993
500,000	3.125%, due 05/15/2021	555,235
750,000	3.625%, due 08/15/2019	864,492
2,000,000	3.625%, due 2/15/2020	2,308,594
750,000	3.750%, due 11/15/2018	868,945
		8,164,727
	Federal Farm Credit Bank - 2.49%
750,000	4.875%, due 12/16/2015	858,977

	Federal Home Loan Bank - 4.62%
500,000	5.05%, due 01/03/2018	518,114
250,000	5.125%, due 08/14/2013	267,638
500,000	5.25%, due 06/18/2014	555,333
250,000	5.75%, due 05/15/2012	252,910
		1,593,995
	Federal Home Loan Mortgage Corporation - 2.50%
750,000	3.75%, due 03/27/2019	862,397

	Federal National Mortgage Association - 3.86%
500,000	5.00%, due 03/02/2015	564,325
250,000	5.00%, due 08/02/2012	255,139
500,000	5.00%, due 08/02/2012	510,106
		1,329,570

	Total U.S. Government and Agency Obligations (Cost $11,855,711)	12,809,666

Par Value	CORPORATE BONDS - 41.81%	Fair Value
	Aerospace & Defense - 3.57%
$575,000	General Dynamics Corp., 5.25%, due 02/01/2014	$626,432
500,000	United Technologies Corp., 5.375%, due 12/15/2017	604,987
		1,231,419
	Banks - 10.76%
500,000	Bank of America Corp., 4.875%, due 01/15/2013	511,815
500,000	Goldman Sachs Group, Inc., 5.95%, due 01/18/2018	541,019

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS — February 29, 2012 (Unaudited) (Continued)

Par Value	CORPORATE BONDS - 41.81% (Continued)	Fair Value
	Banks - 10.76% (Continued)
$500,000	JPMorgan Chase & Co., 2.05%, due 01/24/2014	$509,993
500,000	JPMorgan Chase & Co., 6.00%, due 01/15/2018 (b)	580,051
500,000	Morgan Stanley, 3.45%, due 11/02/2015	490,792
500,000	PNC Funding Corp., 4.375%, due 08/11/2020	552,766
250,000	State Street Corp., 4.30%, due 05/30/2014	267,527
250,000	Wells Fargo & Co., 5.25%, due 10/23/2012	257,480
		3,711,443
	Beverages - 1.49%
500,000	Bottling Group, LLC, 4.625%, due 11/15/2012	514,475

	Biotechnology - 1.58%
250,000	Amgen, Inc., 4.50%, due 03/15/2020 (b)	271,518
250,000	Amgen, Inc., 4.85%, due 11/18/2014	274,571
		546,089
	Chemicals - 0.77%
250,000	Sherwin-Williams, Co., 3.125%, due 12/15/2014	263,845

	Computers - 1.11%
350,000	Hewlett-Packard Co., 6.125%, due 03/01/2014	382,644

	Diversified Financial Services - 3.13%
500,000	CME Group, Inc., 5.75%, due 02/15/2014	547,084
500,000	Toyota Motor Credit Corp., 3.20%, due 06/17/2015	532,344
		1,079,428
	Electric - 3.27%
500,000	Florida Power Corp., 4.55%, due 04/01/2020 (b)	568,545
500,000	Georgia Power Co., 4.25%, due 12/01/2019	557,405
		1,125,950
	Electrical Components - 0.84%
250,000	Emerson Electric Co., 5.125%, due 12/01/2016 (b)	287,958

	Food - 1.23%
400,000	McCormick & Co., Inc., 5.25%, due 09/01/2013 (b)	425,332

	Healthcare - Services - 0.05%
15,000	UnitedHealth Group, Inc., 5.00%, due 08/15/2014	16,479

	Household Products - 0.77%
250,000	Kimberly-Clark Corp., 5.00%, due 08/15/2013	265,698

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS — February 29, 2012 (Unaudited) (Continued)

Par Value	CORPORATE BONDS - 41.81% (Continued)	Fair Value
	Miscellaneous Manufacturing - 1.71%
$500,000	General Electric Co., 5.25%, due 12/06/2017	$590,857

	Office & Business Equipment - 0.79%
250,000	Pitney Bowes, Inc., 5.75%, due 09/15/2017 (b)	272,148

	Oil & Gas - 1.59%
250,000	BP Capital Markets, PLC, 4.75%, due 03/10/2019 (b)	285,084
250,000	ConocoPhillips Australia Funding Co., 5.50%, due 04/15/2013	263,498
		548,582
	Pharmaceuticals - 4.64%
250,000	Abbott Laboratories, 5.15%, due 11/30/2012	258,867
500,000	GlaxoSmithKline Capital, Inc., 5.65%, due 05/15/2017	612,343
600,000	Johnson & Johnson, 5.15%, due 07/15/2018 (b)	728,326
		1,599,536
	Retail - 0.74%
250,000	Lowe's Cos., Inc., 5.60%, due 09/15/2012	256,480

	Telecommunications - 3.77%
500,000	AT&T, Inc., 2.95%, due 05/15/2016	531,458
200,000	AT&T, Inc., SBC Comm, 5.625%, due 06/15/2016	233,602
500,000	Verizon Communications, Inc.. 3.00%, due 04/01/2016	534,015
		1,299,075

	Total Corporate Bonds (Cost $13,204,540)	14,417,438

Par Value	MORTGAGE-BACKED SECURITIES (b) - 13.73%	Fair Value
	Federal Home Loan Mortgage Corporation - 5.29%
$117,971	Series 15L, 7.00%, due 07/25/2023	$135,047
189,016	Series 2840 VC, 5.00%, due 08/15/2015	194,693
629,686	Series 2841 BY, 5.00%, due 08/15/2019	682,813
763	Series 3058 WV, 5.50%, due 10/15/2035	763
750,000	Series 3290 PD, 5.50%, due 3/15/2035	810,800
		1,824,116

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS — February 29, 2012 (Unaudited) (Continued)

Par Value	MORTGAGE-BACKED SECURITIES (b) - 13.73% (Continued)	Fair Value
	Federal National Mortgage Association - 7.04%
$1,100,000	Pool 386008, 4.52%, due 04/01/2013	$1,121,032
183,973	Pool 545759, 6.50%, due 07/01/2032	209,935
84,851	Pool 725421, 7.00%, due 09/01/2017	91,897
87,921	Pool 754289, 6.00%, due 11/01/2033	98,117
217,185	Pool 882684, 6.00%, due 06/01/2036	240,761
300,000	Series 2003-54-PG, 5.50%, due 09/25/2032	318,045
310,179	Series 2007-40-PT, 5.50%, due 05/25/2037	349,168
		2,428,955
	Government National Mortgage Association - 1.40%
135,566	Pool 476998, 6.50%, due 07/15/2029	158,181
132,526	Pool 648337, 5.00%, due 10/15/2020	144,884
160,814	Pool 676516, 6.00%, due 02/15/2038	180,910
		483,975

	Total Mortgage-Backed Securities (Cost $4,456,495)	4,737,046

Shares	MONEY MARKET FUNDS - 6.69%	Fair Value
2,305,824	Fidelity Institutional Money Market Fund Class I, 0.25% (a) (Cost $2,305,824)	$2,305,824

	Total Investments at Fair Value - 99.38% (Cost $31,822,570)	$34,269,974

	Other Assets in Excess of Liabilities, Net - 0.62%	212,939

	Net Assets - 100.00%	$34,482,913

(a)	Rate shown represents the 7-day yield at February 29, 2012, is subject to change and resets daily.
(b)
Categorized in level 2 of the fair value hierarchy; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND
SCHEDULE OF INVESTMENTS — February 29, 2012 (Unaudited)

Shares	COMMON STOCKS - 90.89%	Fair Value
	Aerospace & Defense - 3.93%
11,900	BE Aerospace, Inc. (a)	$545,496

	Apparel - 2.00%
3,700	Coach, Inc.	276,908

	Biotechnology - 8.61%
11,200	Alexion Pharmaceuticals, Inc. (a)	937,776
3,500	Celgene Corp. (a)	256,637
		1,194,413
	Chemicals - 4.98%
700	CF Industries Holdings, Inc.	130,200
12,100	Valspar Corp.	560,835
		691,035
	Computers - 5.86%
1,500	Apple, Inc. (a)	813,660

	Distribution & Wholesale - 5.12%
13,500	Fastenal Co.	711,180

	Healthcare - Services - 2.98%
6,100	WellCare Health Plans, Inc. (a)	413,946

	Home Furnishings - 4.24%
19,900	Select Comfort Corp. (a)	588,841

	Internet - 3.06%
5,500	Rackspace Hosting, Inc. (a)	287,320
6,600	ValueClick, Inc. (a)	137,280
		424,600
	Machinery - Diversified - 4.95%
5,700	Cummins, Inc.	687,249

	Oil & Gas - 9.10%
8,000	Continental Resources, Inc. (a)	725,440
4,900	Pioneer Natural Resources Co.	537,236
		1,262,676
	Retail - 17.74%
6,400	Dollar Tree, Inc. (a)	566,464
5,900	Home Depot, Inc.	280,663

The accompanying notes are an integral part of the financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND
SCHEDULE OF INVESTMENTS — February 29, 2012 (Unaudited) (Continued)

Shares	COMMON STOCKS - 90.89% (Continued)	Fair Value
	Retail - 17.74% (Continued)
10,600	Ross Stores, Inc.	$565,298
7,400	Tractor Supply Co.	632,478
5,000	Ulta Salon Cosmetics & Fragrance, Inc.	416,200
		2,461,103
	Semiconductors - 3.99%
8,900	QUALCOMM, Inc. (a)	553,402

	Software - 12.41%
20,600	CA, Inc.	556,818
21,300	Parametric Technology Corp. (a)	568,710
16,000	SolarWinds, Inc. (a)	596,160
		1,721,688
	Transportation - 1.92%
5,200	JB Hunt Transport Services, Inc.	266,292

	Total Common Stocks (Cost $11,971,500)	12,612,489

Shares	EXCHANGE-TRADED FUNDS - 5.97%	Fair Value
2,600	ProShares Ultra QQQ	$280,930
6,400	ProShares Ultra Russell2000	267,328
5,100	ProShares Ultra S&P500	280,143

	Total Exchange-Traded Funds (Cost $839,526)	828,401

Shares	MONEY MARKET FUND - 7.38%	Fair Value
1,023,475	Fidelity Institutional Money Market Fund Class I, 0.25% (b) (Cost $1,023,475)	$1,023,475

	Total Investments at Fair Value - 104.24% (Cost $13,834,501)	$14,464,365

	Liabilities in Excess of Other Assets, Net - (4.24)%	(587,904)

	Net Assets - 100.00%	$13,876,461

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at February 29, 2012, is subject to change and resets daily.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS — February 29, 2012 (Unaudited)

Shares	COMMON STOCKS - 99.14%	Fair Value
	Aerospace & Defense - 1.46%
4,835	United Technologies Corp.	$405,511

	Apparel - 2.55%
6,555	NIKE, Inc. - Class B	707,416

	Auto Parts & Equipment - 1.01%
3,365	BorgWarner, Inc. (a)	278,757

	Banks - 0.96%
33,395	Bank of America Corp.	266,158

	Beverages - 2.96%
11,730	Coca-Cola Co.	819,458

	Biotechnology - 1.07%
4,055	Celgene Corp. (a)	297,333

	Chemicals - 3.27%
3,470	Airgas, Inc.	285,685
3,329	CF Industries Holdings, Inc.	619,194
		904,879
	Commercial Services - 1.46%
12,940	Paychex, Inc.	405,022

	Computers - 13.58%
3,780	Apple, Inc. (a)	2,050,423
8,365	Cognizant Technology Solutions Corp. - Class A (a)	593,497
5,680	International Business Machines Corp.	1,117,426
		3,761,346
	Cosmetics & Personal Care - 2.99%
9,250	Estee Lauder Cos., Inc.	541,495
4,250	Procter & Gamble Co.	286,960
		828,455
	Distribution &Wholesale - 3.27%
4,365	WW Grainger, Inc.	906,741

	Diversified Financial Services - 3.15%
7,664	American Express Co.	405,349
2,355	BlackRock, Inc.	468,645
		873,994

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS — February 29, 2012 (Unaudited) (Continued)

Shares	COMMON STOCKS - 99.14% (Continued)	Fair Value
	Electrical Components & Equipment - 1.60%
9,338	AMETEK, Inc.	$444,489

	Electronics - 1.42%
7,025	Amphenol Corp. - Class A	393,119

	Food - 1.38%
2,315	Hain Celestial Group, Inc. (a)	94,545
3,549	Whole Foods Market, Inc.	286,546
		381,091
	Healthcare - Products - 2.81%
8,636	Baxter International, Inc.	502,011
2,949	CR Bard, Inc.	276,085
		778,096
	Home Furnishings - 1.05%
3,675	Tempur-Pedic International, Inc. (a)	290,325

	Internet - 5.07%
1,415	Amazon.com, Inc. (a)	254,261
12,120	eBay, Inc. (a)	433,169
1,160	Google, Inc. - Class A (a)	717,170
		1,404,600
	Leisure Time - 2.07%
4,805	Harley-Davidson, Inc.	223,817
5,290	Polaris Industries, Inc.	349,457
		573,274
	Machinery - Construction & Mining - 1.44%
3,500	Caterpillar, Inc.	399,735

	Machinery - Diversified - 4.69%
5,035	Cummins, Inc.	607,070
7,550	Roper Industries, Inc.	690,976
		1,298,046
	Media - 1.78%
11,745	Walt Disney Co.	493,173

	Metal Fabricate & Hardware - 1.79%
2,960	Precision Castparts Corp.	495,593

	Mining - 1.14%
7,391	Freeport-McMoRan Copper & Gold, Inc. (a)	314,561

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS — February 29, 2012 (Unaudited) (Continued)

Shares	COMMON STOCKS - 99.14% (Continued)	Fair Value
	Miscellaneous Manufacturing - 2.08%
10,918	Danaher Corp.	$576,798

	Oil & Gas - 7.02%
6,985	Occidental Petroleum Corp.	729,024
14,067	Exxon Mobil Corp.	1,216,796
		1,945,820
	Oil & Gas Services - 2.70%
1,549	CARBO Ceramics, Inc.(c)	141,966
7,795	Schlumberger Ltd.	604,970
		746,936
	Packaging & Containers - 1.54%
10,680	Ball Corp.	428,054

	Pharmaceuticals - 1.79%
5,181	Abbott Laboratories	293,296
3,825	Express Scripts, Inc. (a)	203,987
		497,283
	Real Estate Invesment Trusts - 2.64%
11,690	American Tower Corp.	731,560

	Retail - 6.84%
9,695	Limited Brands, Inc.	451,108
9,825	Nordstrom, Inc.	526,817
4,065	McDonald's Corp.	403,573
2,549	Tiffany & Co.	165,710
5,885	Wal-Mart Stores, Inc.	347,686
		1,894,894
	Semiconductors - 4.77%
14,183	Microchip Technology, Inc.(c)	511,581
13,020	QUALCOMM, Inc. (a)	809,584
		1,321,165
	Software - 5.08%
30,428	Microsoft Corp.	965,785
15,125	Oracle Corp.	442,709
		1,408,494
	Transportation - 0.71%
2,855	Kirby Corp. (a)	195,910

	Total Common Stocks (Cost $20,870,389)	27,468,086

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS — February 29, 2012 (Unaudited) (Continued)

Shares	MONEY MARKET FUND - 2.90%	Fair Value
804,474	Fidelity Institutional Money Market Fund Class I, 0.25% (b) (d) (Cost $804,474)	$804,474

	Total Investments at Fair Value - 102.04% (Cost $21,674,863)	$28,272,560

	Liabilities in Excess of Other Assets, Net - (2.04%)	(565,603)

	Net Assets - 100.00%	$27,706,957

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at February 29, 2012, is subject to change and resets daily.
(c)	All or a portion of the security is out on loan at February 29, 2012. Total loaned securities had a market value of $633,290 at February 29, 2012.
(d)	All or a portion of this security is segregated as collateral for securities on loan at February 29, 2012. Total collateral had a market value of $657,180 at February 29, 2012.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS — February 29, 2012 (Unaudited)

Shares	COMMON STOCKS - 92.69%	Fair Value
	Aerospace & Defense - 3.42%
1,300	Lockheed Martin Corp.	$114,933
4,953	Raytheon Co.	250,226
		365,159
	Banks - 6.86%
7,400	Bank of America Corp.	58,978
1,091	Goldman Sachs Group, Inc.	125,618
19,947	KeyCorp	161,571
11,849	Morgan Stanley	219,680
5,310	Wells Fargo & Co.	166,150
		731,997
	Biotechnology - 2.03%
4,747	Gilead Sciences, Inc. (a)	215,988

	Building Materials - 1.81%
16,216	Masco Corp.	192,646

	Chemicals - 1.85%
5,900	Dow Chemical Co.	197,709

	Commercial Services - 3.21%
12,630	H&R Block, Inc.	205,869
9,899	RR Donnelley & Sons Co.(c)	136,804
		342,673
	Computers - 3.28%
6,094	Computer Sciences Corp.	193,545
6,175	Hewlett-Packard Co.	156,289
		349,834
	Diversified Financial Services - 1.18%
436	CME Group, Inc.	126,218

	Electric - 1.04%
2,500	FirstEnergy Corp.	110,725

	Food - 2.47%
21,444	Dean Foods Co. (a)	262,903

	Hand & Machine Tools - 1.49%
2,600	Snap-on, Inc.	158,938

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS — February 29, 2012 (Unaudited) (Continued)

Shares	COMMON STOCKS - 92.69% (Continued)	Fair Value
	Healthcare - Products - 0.91%
1,800	Stryker Corp.	$96,552

	Healthcare - Services - 7.36%
8,167	UnitedHealth Group, Inc.	455,310
5,016	WellPoint, Inc.	329,200
		784,510
	Home Furnishings - 2.19%
3,087	Whirlpool Corp.	233,285

	Housewares - 1.49%
8,700	Newell Rubbermaid, Inc.	159,210

	Insurance - 12.09%
3,715	Aflac, Inc.	175,534
6,388	Allstate Corp.	200,775
4,827	Assurant, Inc.	205,003
32,310	Genworth Financial, Inc. (a)	293,698
5,495	MetLife, Inc.	211,832
3,311	Prudential Financial, Inc.	202,501
		1,289,343
	Iron & Steel - 2.48%
4,197	Nucor Corp.	182,695
3,000	United States Steel Corp.(c)	81,660
		264,355
	Media - 3.42%
12,459	Gannett Co., Inc.	184,892
458	Washington Post Co.	180,406
		365,298
	Mining - 1.65%
12,000	Titanium Metals Corp.	175,920

	Miscellaneous Manufacturing - 1.30%
7,300	General Electric Co.	139,065

	Office & Business Equipment - 1.13%
14,634	Xerox Corp.	120,438

	Oil & Gas - 5.10%
2,200	ConocoPhillips	168,410
2,683	Diamond Offshore Drilling, Inc.	183,705

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS — February 29, 2012 (Unaudited) (Continued)

Shares	COMMON STOCKS - 92.69% (Continued)	Fair Value
	Oil & Gas - 5.10% (Continued)
5,200	Rowan Cos., Inc. (a)	$191,724
		543,839
	Pharmaceuticals - 2.67%
13,500	Pfizer, Inc.	284,850

	Retail - 9.15%
5,305	Best Buy Co., Inc.	131,033
5,607	CVS Caremark Corp.	252,876
8,423	GameStop Corp. (c)	191,876
2,000	Kohl's Corp.	99,360
10,382	RadioShack Corp. (c)	73,608
3,848	Wal-Mart Stores, Inc.	227,340
		976,093
	Savings & Loans - 1.22%
19,082	Hudson City Bancorp, Inc.	130,712

	Semiconductors - 3.04%
22,477	Applied Materials, Inc.	275,118
12,460	MEMC Electronic Materials, Inc. (a)	48,968
		324,086
	Software - 2.02%
6,806	Microsoft Corp.	216,022

	Telecommunications - 5.47%
4,000	AT&T, Inc.	122,360
9,571	Corning, Inc.	124,806
5,509	Harris Corp.	240,358
38,760	Sprint Nextel Corp. (a)	95,737
		583,261
	Transportation - 1.36%
2,100	Norfolk Southern Corp.	144,690

	Total Common Stocks (Cost $9,676,445)	9,886,319

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS — February 29, 2012 (Unaudited) (Continued)

Shares	MONEY MARKET FUND - 11.81%	Fair Value
1,260,031	Fidelity Institutional Money Market Fund Class I, 0.25% (b) (d) (Cost $1,260,031)	$1,260,031

	Total Investments at Fair Value - 104.50% (Cost $10,936,476)	$11,146,350

	Liabilities in Excess of Other Assets, Net - (4.50%)	(479,852)

	Net Assets - 100.00%	$10,666,498

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at February 29, 2012, is subject to change and resets daily.
(c)	All or a portion of the security is out on loan at February 29, 2012. Total loaned securities had a market value of $478,044 at February 29, 2012.
(d)	All or a portion of this security is segregated as collateral for securities on loan at February 29, 2012. Total collateral had a market value of $499,209 at February 29, 2012.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS — February 29, 2012 (Unaudited)

Shares	COMMON STOCKS - 98.08%	Fair Value
	Aerospace & Defense - 2.16%
6,300	Raytheon Co.	$318,276

	Chemicals - 14.98%
23,000	Chemtura Corp. (a)	356,960
6,000	Eastman Chemical Co.	324,780
10,750	EI du Pont de Nemours & Co.	546,638
13,000	Kronos Worldwide, Inc.	303,810
24,000	Solutia, Inc.	674,640
		2,206,828
	Commercial Services - 1.33%
16,000	SAIC, Inc. (a)	195,520

	Computers - 2.11%
18,000	Dell, Inc. (a)	311,400

	Electric - 4.91%
25,550	Duke Energy Corp.	534,506
11,000	NRG Energy, Inc. (a)	188,100
		722,606
	Electronics - 2.13%
27,000	Sanmina-SCI Corp. (a)	313,200

	Environmental Control - 1.74%
17,000	Calgon Carbon Corp. (a)	256,870

	Food - 2.61%
10,000	Cal-Maine Foods, Inc. (c)	385,000

	Forest Products & Paper - 3.34%
14,000	International Paper Co.	492,100

	Healthcare-Products - 5.24%
32,000	Boston Scientific Corp. (a)	199,040
6,800	Medtronic, Inc.	259,216
20,000	NuVasive, Inc. (a)	313,800
		772,056
	Investment Companies - 1.71%
9,000	Steel Excel, Inc. (a)	251,550

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS — February 29, 2012 (Unaudited) (Continued)

Shares	COMMON STOCKS - 98.08% (Continued)	Fair Value
	Iron & Steel - 2.22%
7,500	Nucor Corp.	$326,475

	Metal Fabricate & Hardware - 2.75%
24,000	Worthington Industries, Inc.	404,880

	Mining - 7.57%
10,000	Barrick Gold Corp.	477,300
7,000	Newmont Mining Corp.	415,800
5,000	Vulcan Materials Co.	222,800
		1,115,900
	Miscellaneous Manufacturing - 4.11%
22,000	Textron, Inc.	605,220

	Oil & Gas - 5.47%
12,000	Marathon Oil Corp.	406,680
7,494	Transocean Ltd.	399,730
		806,410
	Oil & Gas Services - 2.48%
10,000	Halliburton Co.	365,900

	Packaging & Containers - 2.10%
9,400	Sonoco Products Co.	308,696

	Pharmaceuticals - 6.37%
10,000	Bristol-Myers Squibb Co.	321,700
16,147	Merck & Co., Inc.	616,331
		938,031
	Retail - 4.47%
225	Orchard Supply Hardware Stores Corp. (c)	6,061
5,000	Sears Holdings Corp. (a) (c)	348,300
60,000	Wendy's Co. - Class A	304,200
		658,561
	Semiconductors - 6.84%
45,000	Amkor Technology, Inc. (a)	287,550
17,000	Intel Corp.	456,960
19,000	Spreadtrum Communications, Inc. - ADR (c)	263,720
		1,008,230
	Telecommunications - 9.87%
20,000	AT&T, Inc.	611,800

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS — February 29, 2012 (Unaudited) (Continued)

Shares	COMMON STOCKS - 98.08% (Continued)	Fair Value
	Telecommunications - 9.87% (Continued)
2,880	Frontier Communications Corp.	$13,219
9,700	Rogers Communications, Inc. - Class B	371,510
12,000	Verizon Communications, Inc.	457,320
		1,453,849
	Transportation - 1.57%
11,000	CSX Corp.	231,110

	Total Common Stocks (Cost $11,713,500)	14,448,668

Shares	PREFERRED STOCKS - 0.00%	Fair Value
	Retail - 0.00%
225	Orchard Supply Hardware Stores Corp. (c)	$461

	Total Preferred Stocks (Cost $985)	461

Shares	MONEY MARKET FUND - 8.98%	Fair Value
1,322,793	Fidelity Institutional Money Market Fund Class I, 0.25% (b) (d) (Cost $1,322,793)	$1,322,793

	Total Investments at Fair Value - 107.06% (Cost $13,037,278)	$15,771,922

	Liabilities in Excess of Other Assets, Net - (7.06%)	(1,040,325)

	Net Assets - 100.00%	$14,731,597

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at February 29, 2012, is subject to change and resets daily.
(c)	All or a portion of the security is out on loan at February 29, 2012. Total loaned securities had a market value of $988,767 at February 29, 2012.
(d)	All or a portion of the security is segregated as collateral for securities on loan at February 29, 2012. Total collateral had a market value of $1,065,782 at February 29, 2012.

ADR - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES — February 29, 2012 (Unaudited)

	Fixed Income Fund	Informed Investor Growth Fund	Quality Growth Fund
ASSETS
Investment securities
At cost	$31,822,570	$13,834,501	$21,674,863
At fair value (Note 2)	$34,269,974	$14,464,365	$28,272,560
Receivables:
Dividends and interest	253,544	9,037	46,221
Capital shares sold	—	—	—
Investment securities sold	—	206,752	88,078
Other assets	4,692	4,073	4,849
Total assets	34,528,210	14,684,227	28,411,708

LIABILITIES
Payables:
Capital shares redeemed	—	—	86
Distributions	17,001	—	—
Distribution Fees	34	708	34
Investment securities purchased	—	792,960	20,051
Securities Loan Payable	—	—	657,180
Due to Adviser (Note 3)	26,310	13,080	25,771
Accrued compliance service fees (Note 3)	1,952	1,018	1,629
Other liabilities and accrued expenses	—	—	—
Total liabilities	45,297	807,766	704,751

NET ASSETS	$34,482,913	$13,876,461	$27,706,957

NET ASSETS CONSIST OF:
Paid-in capital	$33,246,533	$12,255,840	$28,700,202
Accumulated undistributed net investment income (loss)	344	(80,251)	29,689
Accumulated net realized gain (loss) on investments	(1,211,368)	1,071,008	(7,620,631)
Net unrealized appreciation on investments	2,447,404	629,864	6,597,697
NET ASSETS	$34,482,913	$13,876,461	$27,706,957

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES — February 29, 2012 (Unaudited)

	Fixed Income Fund	Informed Investor Growth Fund	Quality Growth Fund
CLASS I SHARES:
Net Assets	$34,480,728	$13,794,162	$27,704,312
Shares of beneficial interest outstanding (1)	3,214,363	1,214,449	2,844,206
Net Asset Value, offering and redemption price per share	$10.73	$11.36	$9.74

CLASS A SHARES:
Net Assets	$1,101	$1,143	$1,333
Shares of beneficial interest outstanding (1)	103	102	138
Net Asset Value and redemption price per share (2)	$10.73	$11.26	$9.68
Maximum offering price per share Class A (3)	$11.06	$11.85	$10.19

CLASS C SHARES:
Net Assets	$1,084	$81,156	$1,312
Shares of beneficial interest outstanding (1)	101	7,331	138
Net Asset Value and offering price per share	$10.73	$11.07	$9.53	(2)
Minimum redemption price per share (4)	$10.62	$10.96	$9.43

(1)	Unlimited number of shares of beneficial interest with no par value, authorized.
(2)	NAV does not recompute due to rounding.
(3)	A maximum sales charge of 3.00%, 5.00%, and 5.00% is imposed on Class A shares of the Fixed Income Fund, Informed Investor Growth Fund, and Quality Growth Fund, respectively.
(4)	Class C shares purchased, that are redeemed within one year, will be assessed a 1.00% contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES — February 29, 2012 (Unaudited)

	Select Value Fund	Value Fund
ASSETS
Investment securities
At cost	$10,936,476	$13,037,278
At fair value (Note 2)	$11,146,350	$15,771,922
Receivables:
Dividends and interest	26,857	40,012
Other assets	3,544	4,081
Total assets	11,176,751	15,816,015

LIABILITIES
Payables:
Capital shares redeemed	—	3,569
Distribution Fees	36	34
Securities Loan Payable (Note 1)	499,209	1,065,782
Due to Adviser (Note 3)	10,130	13,973
Accrued compliance service fees (Note 3)	878	1,060
Other liabilities and accrued expenses	—	—
Total liabilities	510,253	1,084,418

NET ASSETS	$10,666,498	$14,731,597

NET ASSETS CONSIST OF:
Paid-in capital	$12,008,870	$12,206,004
Accumulated undistributed net investment income	15,671	30,183
Accumulated net realized loss on investments	(1,567,917)	(239,234)
Net unrealized appreciation on investments	209,874	2,734,644
NET ASSETS	$10,666,498	$14,731,597

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES — February 29, 2012 (Unaudited)

	Select Value Fund		Value Fund
CLASS I SHARES:
Net Assets	$10,663,952		$14,729,075
Shares of beneficial interest outstanding (1)	958,859		1,088,803
Net Asset Value, offering and redemption price per share	$11.12		$13.53

CLASS A SHARES:
Net Assets	$1,283		$1,271
Shares of beneficial interest outstanding (1)	116		94
Net Asset Value and redemption price per share (2)	$11.09		$13.51
Maximum offering price per share Class A (3)	$11.67		$14.22

CLASS C SHARES:
Net Assets	$1,263		$1,251
Shares of beneficial interest outstanding (1)	115		93
Net Asset Value and offering price per share	$10.95	(2)	$13.45
Minimum redemption price per share (4)	$10.84		$13.32

(1)	Unlimited number of shares of beneficial interest with no par value, authorized.
(2)	NAV does not recompute due to rounding.
(3)	A maximum sales charge of 5.00% is imposed on Class A shares.
(4)	Class C shares purchased, that are redeemed within one year, will be assessed a 1.00% contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS
STATEMENTS OF OPERATIONS - For the Six Months Ended February 29, 2012 (Unaudited)

	Fixed Income Fund	Informed Investor Growth Fund	Quality Growth Fund
INVESTMENT INCOME

Income:
Interest	$605,893	$2,231	$277
Securities Lending Income	—	8,240	408
Dividends	—	14,175	198,116
Foreign withholding tax	—	—	—

Total Investment Income	605,893	24,646	198,801

Expenses:
Investment advisory fees (Note 3)	160,423	90,019	150,745
Distribution (12b-1) fees - Class A (Note 3)	2	2	2
Distribution (12b-1) fees - Class C (Note 3)	5	671	6
Compliance service fees (Note 3)	17,728	10,456	14,606
Trustees' fees	2,990	2,990	2,990
ICI membership fees	759	759	759
Interest Expense	—	—	2

Total expenses	181,907	104,897	169,110

Net investment income (loss)	423,986	(80,251)	29,691

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from investments	(1,062)	1,490,568	(115,020)
Net change in unrealized appreciation on investments	86,605	57,968	3,160,577

Net realized and unrealized gain on investments	85,543	1,548,536	3,045,557

Net increase in net assets resulting from operations	$509,529	$1,468,285	$3,075,248

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS
STATEMENTS OF OPERATIONS - For the Six Months Ended February 29, 2012 (Unaudited)

	Select Value Fund	Value Fund
INVESTMENT INCOME

Income:
Interest	$633	$435
Securites Lending Income	567	21,229
Dividends	122,675	172,216
Foreign withholding tax	—	(1,450)

Total Investment Income	123,875	192,430

Expenses:
Investment advisory fees (Note 3)	58,489	82,659
Distribution (12b-1) fees - Class A (Note 3)	2	2
Distribution (12b-1) fees - Class C (Note 3)	5	5
Compliance service fees (Note 3)	7,305	9,424
Legal fees	—	5,101
Trustees' fees	2,990	2,990
ICI membership fees	759	759
Income Tax expense	42	—

Total expenses	69,592	100,940

Net investment income	54,283	91,490

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from investments	53,764	(238,983)
Net change in unrealized appreciation on investments	870,065	1,428,884

Net realized and unrealized gain on investments	923,829	1,189,901

Net increase in net assets resulting from operations	$978,112	$1,281,391

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FIXED INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$423,986	$928,217
Net realized gain (loss) on investment transactions	(1,062)	71,461
Net change in unrealized appreciation (depreciation) on investments	86,605	(127,646)
Net increase in net assets resulting from operations	$509,529	$872,032

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income - Class I	(423,966)	(959,653)
From net investment income - Class A	(12)	(28)
From net investment income - Class C	(8)	(21)
Net decrease in net assets from distributions to shareholders	(423,986)	(959,702)

FROM CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets from capital share transactions (Note 7)	2,502,785	(2,930,590)

Total increase (decrease) in net assets	2,588,328	(3,018,260)

NET ASSETS
Beginning of period	31,894,585	34,912,845
End of period	$34,482,913	$31,894,585
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$344	$344

The accompanying notes are an integral part of the financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(80,251)	$(110,376)
Net realized gain on investment transactions	1,490,568	971,216
Net change in unrealized appreciation (depreciation) on investments	57,968	2,288,968
Net increase in net assets resulting from operations	$1,468,285	$3,149,808

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net realized capital gains - Class I	(490,854)	(2,884,614)
From net realized capital gains - Class A	(39)	(146)
From net realized capital gains - Class C	(2,846)	(36,592)
Net decrease in net assets from distributions to shareholders	(493,739)	(2,921,352)

FROM CAPITAL SHARE TRANSACTIONS
Net decrease in net assets from capital share transactions (Note 7)	(5,137,978)	(129,611)

Total increase (decrease) in net assets	(4,163,432)	98,845

NET ASSETS
Beginning of period	18,039,893	17,941,048
End of period	$13,876,461	$18,039,893
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$(80,251)	$—

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$29,691	$4,550
Net realized gain on investment transactions	(115,020)	2,121,999
Net change in unrealized appreciation (depreciation) on investments	3,160,577	2,519,084
Net increase in net assets resulting from operations	$3,075,248	$4,645,633

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income - Class I	(4,552)	(7,211)

FROM CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets from capital share transactions (Note 7)	1,868,858	(4,322,451)

Total increase in net assets	4,939,554	315,971

NET ASSETS
Beginning of period	22,767,403	22,451,432
End of period	$27,706,957	$22,767,403
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$29,689	$4,550

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$54,283	$34,830
Net realized gain on investment transactions	53,764	2,254,196
Net change in unrealized appreciation (depreciation) on investments	870,065	(977,902)
Net increase in net assets resulting from operations	$978,112	$1,311,124

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income - Class I	(54,514)	(24,438)
From net investment income - Class A	(4)	(1)
From net investment income - Class C	(1)	—
Net decrease in net assets from distributions to shareholders	(54,519)	(24,439)

FROM CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets from capital share transactions (Note 7)	(52,676)	242,276

Total increase in net assets	870,917	1,528,961

NET ASSETS
Beginning of period	9,795,581	8,266,620
End of period	$10,666,498	$9,795,581
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$15,671	$15,907

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$91,490	$131,043
Net realized gain (loss) on investment transactions	(238,983)	2,836,506
Net change in unrealized appreciation (depreciation) on investments	1,428,884	(499,940)
Net increase in net assets resulting from operations	$1,281,391	$2,467,609

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income - Class I	(84,646)	(130,701)
From net investment income - Class A	(5)	(6)
From net investment income - Class C	(2)	(1)
From net realized capital gain - Class I	(2,749,677)	—
From net realized capital gain - Class A	(226)	—
From net realized capital gain - Class C	(223)	—
Decrease in net assets from distributions to shareholders	(2,834,779)	(130,708)

FROM CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets from capital share transactions (Note 7)	2,066,210	(2,382,977)

Total increase (decrease) in net assets	512,822	(46,076)

NET ASSETS
Beginning of period	14,218,775	14,264,851
End of period	$14,731,597	$14,218,775
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$30,183	$23,346

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period
Class I Shares	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007
Net asset value, beginning of period	$10.70		$10.71	$10.34	$10.05	$9.96	$9.91
Income (loss) from investment operations:
Net investment income	0.14		0.32	0.35	0.38	0.40	0.40
Net realized and unrealized gain (loss) on investments	0.03		(0.01)	0.37	0.29	0.09	0.05
Total from investment operations	0.17		0.31	0.72	0.67	0.49	0.45
Less distributions:
From net investment income	(0.14)		(0.32)	(0.35)	(0.38)	(0.40)	(0.40)
From net realized gains on investments	—		—	—	—	—	—
Total distributions	(0.14)		(0.32)	(0.35)	(0.38)	(0.40)	(0.40)
Net asset value, end of period	$10.73		$10.70	$10.71	$10.34	$10.05	$9.96
Total Return(b)	1.56	%(c)	2.97%	7.11%	6.80%	4.94%	4.68%
Net assets, end of period (000's omitted)	$34,481		$31,892	$34,911	$32,125	$32,321	$32,873
Ratio of expenses to average net assets:
After reimbursement/waiver of fees	1.09	%(d)	1.07%	1.04%	1.04%	1.01%	1.00%
Before reimbursement/waiver of fees	1.09	%(d)	1.07%	1.04%	1.04%	1.01%	1.00%
Ratio of net investment income to average net assets:
After reimbursement/waiver of fees	2.55	%(d)	2.93%	3.37%	3.74%	3.93%	4.12%
Portfolio turnover rate	1	%(c)	14%	18%	39%	55%	19%

(a)	Net investment income per share is based on average shares outstanding during the period.
(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not Annualized.
(d)	Annualized.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period
Class A Shares	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011	For the Period Ended August 31, 2010(a)
Net asset value, beginning of period	$10.70		$10.71	$10.36
Income (loss) from investment operations:
Net investment income	0.12		0.28	0.25
Net realized and unrealized gain (loss) on investments	0.03		(0.01)	0.35
Total from investment operations	0.15		0.27	0.60

Less distributions:
From net investment income	(0.12)		(0.28)	(0.25)

Net asset value, end of period	$10.73		$10.70	$10.71

Total Return(b)	1.38	%(c)	2.59%	5.87	%(c)

Net assets, end of period (000's omitted)	$1		$1	$1

Ratio of expenses to average net assets:	1.34	%(d)	1.32%	1.29	%(d)

Ratio of net investment income to average net assets:	2.30	%(d)	2.68%	2.95	%(d)

Portfolio turnover rate	1	%(c)	14%	18	%(e)

(a)	Represents the period from the initial public offering (November 6, 2009) through August 31, 2010.
(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not Annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is for the entire fiscal year.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period
Class C Shares	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011	For the Period Ended August 31, 2010(a)
Net asset value, beginning of period	$10.70		$10.71	$10.36
Income (loss) from investment operations:
Net investment income	0.08		0.21	0.19
Net realized and unrealized gain (loss) on investments	0.03		(0.01)	0.35
Total from investment operations	0.11		0.20	0.54

Less distributions:
From net investment income	(0.08)		(0.21)	(0.19)

Net asset value, end of period	$10.73		$10.70	$10.71

Total Return(b)	1.05	%(c)	1.90%	5.26	%(c)

Net assets, end of period (000's omitted)	$1		$1	$1

Ratio of expenses to average net assets:	2.09	%(d)	2.07%	2.04	%(d)

Ratio of net investment income to average net assets:	1.55	%(d)	1.93%	2.23	%(d)

Portfolio turnover rate	1	%(c)	14%	18	%(e)

(a)	Represents the period from the initial public offering (November 6, 2009) through August 31, 2010.
(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund Distributions or the redemption of Fund shares.

(c)	Not Annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is for the entire fiscal year.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period
Class I Shares	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Period Ended August 31, 2008(a)
Net asset value, beginning of period	$10.62		$10.48	$12.89	$8.82	$10.00
Income (loss) from investment operations:
Net investment income (loss)(f)	(0.06)		(0.06)	(0.10)	(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments	1.20		1.90	(0.18)	4.12	(1.16)
Total from investment operations	1.14		1.84	(0.28)	4.07	(1.18)

Distributions to shareholders from:
Net realized capital gain	(0.40)		(1.70)	(2.13)	—	—

Net asset value, end of period	$11.36		$10.62	$10.48	$12.89	$8.82

Total Return(b)	11.38	%(c)	15.35%	(4.43%)	46.15%	(11.80	%)(c)

Net assets, end of period (000's omitted)	$13,794		$17,784	$17,717	$27,680	$9,177

Ratio of operating expenses to average net assets:(e)	1.39	%(d)	1.33%	1.28%	1.27%	1.27	%(d)

Ratio of net investment income (loss) to average net assets:(f)	(1.06	%)(d)	(0.53%)	(0.96%)	(0.77%)	(0.60	%)(d)

Portfolio turnover rate	472	%(c)	755%	819%	1592%	157	%(c)

(a)	Represents the period from the initial public offering (April 3, 2008) through August 31, 2008.
(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)	The ratios of expenses to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(f)	Recognition of net investment income (loss) by the Fund is affected by the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period
Class A Shares	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011	For the Period Ended August 31, 2010(a)
Net asset value, beginning of period	$10.54		$10.44	$13.73
Income (loss) from investment operations:
Net investment income (loss)(f)	(0.07)		0.11	(0.15)
Net realized and unrealized gain (loss) on investments	1.19		1.91	(1.01)
Total from investment operations	1.12		1.80	(1.16)

Distributions to shareholders from:
Net realized capital gain	(0.40)		(1.70)	(2.13)

Net asset value, end of period	$11.26		$10.54	$10.44

Total Return(b)	11.27	%(c)	14.99%	(10.62	%)(c)

Net assets, end of period (000's omitted)	$1		$1	$1

Ratio of operating expenses to average net assets:(e)	1.64	%(d)	1.58%	1.53	%(d)

Ratio of net investment income (loss) to average net assets:(f)	(1.31	%)(d)	0.78%	(1.47	%)(d)

Portfolio turnover rate	472	%(c)	755%	819	%(g)

(a)	Represents the period from the initial public offering (November 6, 2009) through August 31, 2010.
(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)	The ratios of expenses to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(f)	Recognition of net investment income (loss) by the Fund is affected by the declaration of dividends by the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate is for the entire fiscal year.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period
Class C Shares	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011	For the Period Ended August 31, 2010(a)
Net asset value, beginning of period	$10.41		$10.39	$13.73
Income (loss) from investment operations:
Net investment income (loss)(f)	(0.06)		(0.20)	(0.11)
Net realized and unrealized gain (loss) on investments	1.12		1.92	(1.10)
Total from investment operations	1.06		1.72	(1.21)

Distributions to shareholders from:
Net realized capital gain	(0.40)		(1.70)	(2.13)

Net asset value, end of period	$11.07		$10.41	$10.39

Total Return(b)	10.83	%(c)	14.23%	(11.04	%)(c)

Net assets, end of period (000's omitted)	$81		$255	$223

Ratio of operating expenses to average net assets:(e)	2.39	%(d)	2.33%	2.28	%(d)

Ratio of net investment income (loss) to average net assets:(f)	(2.06	%)(d)	(1.53%)	(2.15	%)(d)

Portfolio turnover rate	472	%(c)	755%	819	%(g)

(a)	Represents the period from the initial public offering (November 6, 2009) through August 31, 2010.
(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)	The ratios of expenses to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(f)	Recognition of net investment income (loss) by the Fund is affected by the declaration of dividends by the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate is for the entire fiscal year.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period
Class I Shares	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007
Net asset value, beginning of period	$8.71		$7.14	$6.85	$8.46	$8.84	$7.75
Income (loss) from investment operations:
Net investment income (loss)	0.01		— (a)	— (a)	0.02	— (a)	(0.01)
Net realized and unrealized gain (loss) on investments	1.02		1.57	0.30	(1.62)	(0.38)	1.10
Total from investment operations	1.03		1.57	0.30	(1.60)	(0.38)	1.09
Less distributions:
From net investment income	—	(b)	— (b)	(0.01)	(0.01)	—	—
Net asset value, end of period	$9.74		$8.71	$7.14	$6.85	$8.46	$8.84
Total Return(c)	11.85	%(d)	22.02%	4.41%	(18.92%)	(4.30%)	14.06%
Net assets, end of period(000’s omitted)	$27,704		$22,765	$22,449	$11,196	$14,203	$14,871
Ratio of expenses to average net assets:
After reimbursement/ waiver of fees	1.34	%(e)	1.32%	1.29%	1.32%	1.25%	1.23%
Before reimbursement/ waiver of fees	1.34	%(e)	1.32%	1.29%	1.32%	1.25%	1.23%
Ratio of net investment income (loss) to average net assets:
After reimbursement/waiver of fees	0.24	%(e)	0.02%	0.05%	0.31%	(0.05%)	(0.08%)
Portfolio turnover rate	23	%(d)	62%	69%	39%	26%	72%

(a)	Net investment income (loss) per share resulted in less than $0.01 per share.
(b)	Distributions per share were $(0.0016) and $(0.0025) for the six months ended February 29, 2012 and the year ended August 31, 2011, respectively.
(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.
(e)	Annualized.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period
Class A Shares	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011	For the Period Ended August 31, 2010(a)
Net asset value, beginning of period	$8.66		$7.12	$7.26
Income (loss) from investment operations:
Net investment loss	—	(f)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	1.02		1.56	(0.12)
Total from investment operations	1.02		1.54	(0.14)

Net asset value, end of period	$9.68		$8.66	$7.12

Total Return(b)	11.78	%(c)	21.63%	(1.93	%)(c)

Net assets, end of period (000's omitted)	$1		$1	$1

Ratio of expenses to average net assets:	1.59	%(d)	1.57%	1.54	%(d)

Ratio of net investment loss to average net assets:	(0.01	%)(d)	(0.23%)	(0.31	%)(d)

Portfolio turnover rate	23	%(c)	62%	69	%(e)

(a)	Represents the period from the initial public offering (November 6, 2009) through August 31, 2010.
(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not Annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is for the entire fiscal year.
(f)	Net investment loss resulted in less than $0.01 per share.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period
Class C Shares	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011		For the Period Ended August 31, 2010(a)
Net asset value, beginning of period	$8.55		$7.08		$7.26
Income (loss) from investment operations:
Net investment loss	(0.03)		(0.08)		(0.06)
Net realized and unrealized gain (loss) on investments	1.01		1.55		(0.12)
Total from investment operations	0.98		1.47		(0.18)

Net asset value, end of period	$9.53		$8.55		$7.08

Total Return(b)	11.46	%(c)	20.76%		(2.48	%)(c)

Net assets, end of period (000's omitted)	$1		$1		$1

Ratio of expenses to average net assets:	2.34	%(d)	2.32%		2.29	%(d)

Ratio of net investment loss to average net assets:	(0.76	%)(d)	(0.98%)		(1.02	%)(d)

Portfolio turnover rate	23	%(c)	62	%(c)	69	%(e)

(a)	Represents the period from the initial public offering (November 6, 2009) through August 31, 2010.
(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not Annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is for the entire fiscal year.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period
Class I Shares	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007
Net asset value, beginning of period	$10.16		$8.78	$8.30	$11.63	$15.67	$14.02
Income (loss) from investment operations:
Net investment income	0.06		0.04	0.01	0.07	0.13	0.13
Net realized and unrealized gain (loss) on investments	0.96		1.37	0.48	(3.30)	(2.11)	1.98
Total from investment operations	1.02		1.41	0.49	(3.23)	(1.98)	2.11
Less distributions:
From net investment income	(0.06)		(0.03)	(0.01)	(0.10)	(0.12)	(0.15)
From net realized gains on investments	—		—	—	—	(1.94)	(0.31)
Total distributions	(0.06)		(0.03)	(0.01)	(0.10)	(2.06)	(0.46)
Net asset value, end of period	$11.12		$10.16	$8.78	$8.30	$11.63	$15.67
Total Return(a)	10.08	%(b)	15.99%	5.99%	(27.76%)	(14.01%)	15.21%
Net assets, end of period (000’s omitted)	$10,664		$9,793	$8,265	$8,312	$11,502	$13,628
Ratio of expenses to average net assets:
After reimbursement/waiver of fees	1.43	%(c)	1.40%	1.37%	1.33%	1.26%	1.22%
Before reimbursement/waiver of fees	1.43	%(c)	1.40%	1.37%	1.33%	1.26%	1.22%
Ratio of net investment income to average net assets:
After reimbursement/waiver of fees	1.11	%(c)	0.35%	0.18%	0.96%	1.00%	0.82%
Portfolio turnover rate	0	%(b)	87%	2%	108%	71%	88%

(a)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.
(c)	Annualized.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period
Class A Shares	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011	For the Period Ended August 31, 2010(a)
Net asset value, beginning of period	$10.12		$8.76	$8.68
Income (loss) from investment operations:
Net investment loss	0.04		0.01	(0.01)
Net realized and unrealized gain on investments	0.96		1.36	0.09
Total from investment operations	1.00		1.37	0.08

Less distributions:
From net investment income	(0.03)		(0.01)	—

Net asset value, end of period	$11.09		$10.12	$8.76

Total Return(b)	9.95	%(c)	15.65%	0.92	%(c)

Net assets, end of period (000's omitted)	$1		$1	$1

Ratio of expenses to average net assets:	1.68	%(d)	1.65%	1.62	%(d)

Ratio of net investment loss to average net assets:	0.86	%(d)	0.10%	(0.12	%)(d)

Portfolio turnover rate	0	%(c)	87%	2	%(e)

(a)	Represents the period from the initial public offering (November 6, 2009) through August 31, 2010.
(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not Annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is for the entire fiscal year.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period
Class C Shares	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011	For the Period Ended August 31, 2010(a)
Net asset value, beginning of period	$10.00		$8.71	$8.68
Income (loss) from investment operations:
Net investment loss	0.01		(0.07)	(0.06)
Net realized and unrealized gain on investments	0.95		1.36	0.09
Total from investment operations	0.96		1.29	0.03

Less distributions:
From net investment income	(0.01)		—	—
Total distributions	(0.01)		—	—

Net asset value, end of period	$10.95		$10.00	$8.71

Total Return(b)	9.60	%(c)	14.81%	0.35	%(c)

Net assets, end of period (000's omitted)	$1		$1	$1

Ratio of expenses to average net assets:	2.43	%(d)	2.40%	2.37	%(d)

Ratio of net investment loss to average net assets:	0.11	%(d)	(0.65%)	(0.82	%)(d)

Portfolio turnover rate	0	%(c)	87%	2	%(e)

(a)	Represents the period from the initial public offering (November 6, 2009) through August 31, 2010.
(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not Annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is for the entire fiscal year.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period
Class I Shares	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007
Net asset value, beginning of period	$15.55		$13.41	$12.34	$16.67	$19.44	$16.55
Income (loss) from investment operations:
Net investment income	0.10		0.14	0.11	0.13	0.07	0.20
Net realized and unrealized gain (loss) on investments	0.99		2.13	1.09	(4.35)	(0.97)	2.98
Total from investment operations	1.09		2.27	1.20	(4.22)	(0.90)	3.18
Less distributions:
From net investment income	(0.09)		(0.13)	(0.13)	(0.11)	(0.11)	(0.29)
From net realized gains on investments	(3.02)		—	—	—	(1.76)	—
Total distributions	(3.11)		(0.13)	(0.13)	(0.11)	(1.87)	(0.29)
Net asset value, end of period	$13.53		$15.55	$13.41	$12.34	$16.67	$19.44
Total Return(a)	9.75	%(b)	16.95%	9.72%	(25.19%)	(5.14%)	19.40%
Net assets, end of period (000's omitted)	$14,729		$14,216	$14,263	$13,645	$19,417	$23,094
Ratio of operating expenses to average net assets:
After reimbursement/waiver of fees	1.47	%(c)	1.40%	1.32%	1.31%	1.25%	1.22%
Before reimbursement/waiver of fees	1.47	%(c)	1.40%	1.32%	1.31%	1.25%	1.22%
Ratio of net investment income to average net assets:
After reimbursement/waiver of fees	1.33	%(c)	0.84%	0.83%	1.17%	0.40%	1.07%
Portfolio turnover rate	26	%(b)	18%	30%	6%	0%	31%

(a)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.
(c)	Annualized.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period
Class A Shares	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011	For the Period Ended August 31, 2010(a)
Net asset value, beginning of period	$15.53		$13.40	$13.52
Income (loss) from investment operations:
Net investment income	0.07		0.09	—	(b)
Net realized and unrealized gain (loss) on investments	1.00		2.12	(0.10)
Total from investment operations	1.07		2.21	(0.10)

Less distributions:
From net investment income	(0.07)		(0.08)	(0.02)
From net realized gains on investments	(3.02)		—	—
Total distributions	(3.09)		(0.08)	(0.02)

Net asset value, end of period	$13.51		$15.53	$13.40

Total Return(c)	9.57	%(d)	16.52%	(0.47	%)(d)

Net assets, end of period (000's omitted)	$1		$1	$1

Ratio of operating expenses to average net assets:	1.72	%(e)	1.65%	1.57	%(e)

Ratio of net investment income to average net assets:	1.08	%(e)	0.59%	0.41	%(e)

Portfolio turnover rate	26	%(d)	18%	30	%(f)

(a)	Represents the period from the initial public offering (November 6, 2009) through August 31, 2010.
(b)	Net investment income (loss) per share resulted in less than $0.01 per share.
(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund Distributions or the redemption of Fund shares.

(d)	Not Annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is for the entire fiscal year.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period
Class C Shares	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011	For the Period Ended August 31, 2010(a)
Net asset value, beginning of period	$15.47		$13.37	$13.52
Income (loss) from investment operations:
Net investment loss	0.02		(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	1.00		2.13	(0.12)
Total from investment operations	1.02		2.10	(0.14)

Less distributions:
From net investment income	(0.02)		— (b)	(0.01)
From net realized gains on investments	(3.02)		—	—
Total distributions	(3.04)		—	(0.01)

Net asset value, end of period	$13.45		$15.47	$13.37

Total Return(c)	9.26	%(d)	15.74%	(1.05	%)(d)

Net assets, end of period (000's omitted)	$1		$1	$1

Ratio of operating expenses to average net assets:	2.47	%(e)	2.40%	2.32	%(e)

Ratio of net investment loss to average net assets:	0.33	%(e)	(0.16%)	(0.16	%)(e)

Portfolio turnover rate	26	%(d)	18%	30	%(f)

(a)	Represents the period from the initial public offering (November 6, 2009) through August 31, 2010.
(b)	Distributions per share were $(0.0043) for the year ended August 31, 2011.
(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not Annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is for the entire fiscal year.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS - February 29, 2012 (Unaudited)

1.	ORGANIZATION

Monteagle Funds (“the Trust”) was organized as a business trust under the laws of the State of Delaware on November 26, 1997 as Memorial Funds. The Trust changed its name to Monteagle Funds in July, 2006.

The Trust is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company under the Investment Company Act of 1940. The Trust is authorized by its Declaration of Trust to issue an unlimited number of shares of beneficial interest in each series. The Trust currently consists of the following series (each a “Fund” and collectively the “Funds”):

Monteagle Fixed Income Fund
Monteagle Informed Investor Growth Fund
Monteagle Quality Growth Fund
Monteagle Select Value Fund
Monteagle Value Fund

The Monteagle Fixed Income Fund (“Fixed Income Fund”), Monteagle Quality Growth Fund (“Quality Growth Fund”), Monteagle Select Value Fund (“Select Value Fund”) and Monteagle Value Fund (“Value Fund”) are diversified series of Monteagle Funds. The Monteagle Informed Investor Growth Fund (“Informed Investor Growth Fund”) is a non-diversified series of Monteagle Funds. The principal investment objective of the Fixed Income Fund is total return. The principal investment objective of each of Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund and Value Fund (collectively the “Equity Funds”) is long-term capital appreciation.

The Funds each offer three classes of shares, Class I, Class A and Class C. Each class differs as to sales and redemption charges and ongoing fees.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies:

Securities Valuation — Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, when valued using market quotations in an active market, are categorized as level 1 securities. However, fair value may be determined using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes,

MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

yields, bids, offers, and other reference data. These securities would be categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments at fair value as of February 29, 2012:

Fixed Income Fund
Security Classification(a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
U.S. Government and Agency Obligations	$—	$12,809,666	$12,809,666
Corporate Bonds	10,998,476	3,418,962	14,417,438
Mortgage-Backed Securities	—	4,737,046	4,737,046
Money Market Funds	2,305,824	—	2,305,824
Totals	$13,304,300	$20,965,674	$34,269,974

MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Informed Investor Growth Fund
Security Classification(a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks(b)	$12,612,489	$—	$12,612,489
Exchange-Traded Funds	828,401	—	828,401
Money Market Funds	1,023,475	—	1,023,475
Totals	$14,464,365	$—	$14,464,365

Quality Growth Fund
Security Classification(a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks(b)	$27,468,086	$—	$27,468,086
Money Market Funds	804,474	—	804,474
Totals	$28,272,560	$—	$28,272,560

Select Value Fund
Security Classification(a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks(b)	$9,886,319	$—	$9,886,319
Money Market Funds	1,260,031	—	1,260,031
Totals	$11,146,350	$—	$11,146,350

Value Fund
Security Classification(a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$14,448,668	$—	$14,448,668
Preferred Stocks	461	—	461
Money Market Funds	1,322,793	—	1,322,793
Totals	$15,771,922	$—	$15,771,922

(a)
As of and during the six month period ended February 29, 2012, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

(b)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

There were no transfers between Level 1 and Level 2 for the Funds during the six month period ended February 29, 2012.

Security Loans — The Funds have entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%.

Security Transactions — Security transactions are accounted for on trade date and realized gains and losses on investments sold are determined on a specific identification basis.

Interest and Dividend Income — Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions to Shareholders — Distributions of net investment income to shareholders are declared daily and paid monthly by the Fixed Income Fund. Net investment income distributions, if any, for Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund, and Value Fund are declared and paid quarterly at the discretion of each Fund’s adviser. Net capital gains for the Funds, if any, are distributed to shareholders at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The tax character of distributions paid during the six month period ended February 29, 2012 and the year ended August 31, 2011 were as follows:

Fund	Ordinary Income		Long-Term Capital Gain
	2012	2011	2012	2011
Fixed Income Fund	$423,986	$959,702	$—	$—
Informed Investor Growth Fund	—	2,921,352	493,739	—
Quality Growth Fund	4,552	7,211	—	—
Select Value Fund	54,519	24,439	—	—
Value Fund	84,653	130,708	2,750,126	—

Estimates — These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to

MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Common Expenses — Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund. Other allocations may also be approved from time to time by the Trustees.

Multiple Class Allocations — Income, expenses and realized/unrealized gains or losses are allocated to each class based on relative share balances. Distribution fees are charged to each respective share class in accordance with the distribution plan.

Sales Charges (Loads) — A maximum sales charge of 3.00% is imposed on Class A shares of the Fixed Income Fund. A maximum sales charge of 5.00% is imposed on Class A shares of the Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund and Value Fund. A contingent deferred sales charge of 1.00% is imposed on Class C shares in the event of certain redemption transactions within one year following such investments. The respective shareholders pay such redemption fees, which are not an expense of the Funds.

3.	ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

Nashville Capital Corporation (“Nashville Capital” or the “Adviser”) serves as the investment adviser to the Funds. Subject to the general oversight of the Board of Trustees, the Adviser is responsible for, among other things, developing a continuing investment program for the Funds in accordance with their investment objectives, reviewing the investment strategies and policies of the Funds and advising the Board of Trustees on the selection of sub-advisers. Each Fund is authorized to pay the Adviser a fee based on average daily net assets at the following annual rates:

Assets	Fixed Income Fund	Informed Investor Growth Fund	Quality Growth Fund	Select Value Fund	Value Fund
Up to and including $25 million	0.965%	1.200%	1.200%	1.200%	1.200%
From $25 up to and including $50 million	0.965%	1.115%	1.115%	1.115%	1.115%
From $50 up to and including $100 million	0.845%	0.975%	0.975%	0.975%	0.975%
Over $100 million	0.775%	0.875%	0.875%	0.875%	0.875%

Under the terms of the Funds’ advisory agreement, the Adviser oversees the management of each Fund’s investments and pays all of the operating expenses of each Fund except: (i) costs of membership in trade associations; (ii) any expenses recouped by the Adviser; (iii) SEC registration

MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

fees and related expenses; (iv) any non-interested Trustee fees; (v) costs of travel for non-interested Trustees; (vi) costs associated with seminars, conventions or trade education for non-interested Trustees; (vii) 50% of the compensation amount approved by Trustees specifically for the Chief Compliance Officer’s services for the Trust attributable to the Funds managed by the Adviser; and (viii) any extraordinary Trust expenses, including legal expenses relating to lawsuits.

For the six month period ended February 29, 2012, the amounts earned by and payable to the Adviser were as follows:

	Advisory Fees Earned	Advisory Fees Payable as of February 29, 2012
Fixed Income Fund	$160,423	$26,310
Informed Investor Growth Fund	90,019	13,080
Quality Growth Fund	150,745	25,771
Select Value Fund	58,489	10,130
Value Fund	82,659	13,973

Fixed Income Fund — Nashville Capital has retained Howe & Rusling Inc. (“H&R”) to serve as the sub-adviser to Fixed Income Fund. Nashville Capital has agreed to pay H&R an annual advisory fee of 0.30% of average daily net assets up to $25 million, 0.25% of such assets from $25 million up to $50 million, and 0.20% of such assets over $50 million.

Informed Investor Growth Fund — Nashville Capital has retained T.H. Fitzgerald & Co. (“T.H. Fitzgerald”) to serve as the sub-adviser to Informed Investor Growth Fund. Nashville Capital has agreed to pay T.H. Fitzgerald an annual advisory fee of 0.65% of average daily net assets up to $25 million, 0.60% of such assets from $25 million up to $50 million, 0.50% of such assets from $50 million up to $100 million, and 0.40% of such assets over $100 million. Effective March 1, 2012, the annual advisory fee paid to T.H. Fitzgerald was amended to 0.50% of average daily net assets up to $25 million, 0.60% of assets from $25 million up to $50 million, 0.50% of assets from $50 million up to $100 million, and 0.40% of assets over $100 million.

Quality Growth Fund — Nashville Capital has retained Garcia Hamilton & Associates (“GHA”) to serve as the sub-adviser to Quality Growth Fund. Nashville Capital has agreed to pay GHA an annual advisory fee of 0.30% of average daily net assets.

Select Value Fund — Nashville Capital has retained Parkway Advisors, L.P. (“Parkway”) to serve as the sub-adviser to Select Value Fund. Nashville Capital has agreed to pay Parkway an annual advisory fee of 0.50% of average daily net assets.

Value Fund — Nashville Capital has retained Robinson Investment Group, Inc. (“Robinson”) to serve as the sub-adviser to Value Fund. Nashville Capital has agreed to pay Robinson an annual advisory fee of 0.60% of average daily net assets up to $25 million, 0.45% of such assets from $25 million up to $50 million, 0.35% of such assets from $50 million up to $100 million, and 0.30% of such assets over $100 million. Effective March 1, 2012, the annual advisory fee paid to Robinson

MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

was amended to 0.50% of average daily net assets up to $25 million, 0.45% of assets from $25 million up to $50 million, 0.35% of assets from $50 million up to $100 million, and 0.30% of assets over $100 million.

An officer of Nashville Capital is also an officer of the Trust.

Mutual Fund Services Agreement

Pursuant to a Mutual Fund Services Agreement between the Trust and Matrix 360 Administration, LLC (“Matrix”), Matrix provides administrative, fund accounting and pricing, and transfer agent and shareholder services to the Funds. For these services, Matrix receives the greater of an annual base fee of $30,000 per Fund or 0.075% of the Trust’s Equity Funds’ aggregate average daily net assets to $400 million with lower fees at higher asset levels and 0.04% of the Trust’s Fixed Income Fund aggregate average net assets to $400 million with lower fees at higher assets levels. The fees payable to Matrix are paid by the Adviser (not the Funds). Officers of Matrix are also officers of the Trust.

Distribution Agreement

Pursuant to the terms of a Distribution Agreement with the Trust, Matrix Capital Group, Inc. (the “Distributor”) serves as the Funds’ principal underwriter. Matrix Capital Group, Inc. does not receive compensation for such services.

Distribution and Service (12b-1) Plan

The Trust has adopted a plan applicable to each Fund that allows its Class A and Class C shares to pay a distribution and service fee, as defined by the Financial Industry Regulatory Authority (“FINRA”), from its assets for selling and distributing its shares. Each Fund can pay distribution and service fees at an annual rate of up to 0.25% of its Class A Share assets, and up to 1.00% of its Class C Share assets. These fees consist of up to 0.25% for distribution services and expenses of the Class A and Class C assets, and up to 0.75% for services, as defined by FINRA, of Class C assets. During the six month period ended February 29, 2012, distribution fees paid by the Funds were as follows:

Fund	Distribution (12b-1) Fees Earned	Distribution (12b-1) Fees Payable as of February 29, 2012
Fixed Income Fund	$7	$34
Informed Investor Growth Fund	673	708
Quality Growth Fund	8	34
Select Value Fund	7	36
Value Fund	7	34

Compliance Services

An affiliated Contractor (the “Contractor”) serves as the CCO of the Trust. The Funds pay $82,500 annually to the Contractor for providing CCO services. Each Fund pays $5,000 with the remaining $57,500 allocated to the Funds based on aggregate average daily net assets. The Funds also paid a

MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

special prepaid retainer of $37,500 to the CCO in April 2011 in order to maintain the Contractor’s services through the period from May 1, 2011 through April 30, 2012. The payment was allocated among the Funds based on their respective net assets on payment date.

4.	SECURITIES TRANSACTIONS

During the six month period ended February 29, 2012, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, were as follows:

Fund	Purchases	Sales
Fixed Income Fund	$—	$446,958
Informed Investor Growth Fund	63,821,653	67,671,354
Quality Growth Fund	7,458,228	5,652,755
Select Value Fund	—	225,295
Value Fund	3,601,845	4,287,146

The cost of purchases and proceeds from sales of U.S. government securities by the Fixed Income Fund were $3,012,188 and $0, respectively. There were no purchases or sales of U.S. government securities made by the Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund or Value Fund.

5.	TAX MATTERS

It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable income, such Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at August 31, 2011, the Funds’ most recent fiscal year end, was as follows:

MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Fund	Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Capital Gains	Capital Loss Carryforward	Total Distributable Earnings (Deficit)
Fixed Income Fund	$2,360,799	$344	$—	$(1,210,306)	$1,150,837
Informed Investor Growth Fund	152,335	493,740	—	—	646,075
Quality Growth Fund	3,423,972	4,550	—	(7,492,463)	(4,063,941)
Select Value Fund	(663,712)	15,932	—	(1,618,185)	(2,265,965)
Value Fund	1,305,760	23,346	2,749,875	—	4,078,981

The undistributed ordinary income, capital gains, carryforward losses and post-October losses shown above differ from corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of short-term capital gains, and certain temporary book/tax differences due to the tax deferral of losses on wash sales. Following the January 22, 2010 acquisition by the Quality Growth Fund of the Monteagle Large Cap Growth Fund, the Quality Growth Fund acquired all capital loss carryforwards available to the Large Cap Growth Fund. In accordance with Section 382 of the Internal Revenue Code, loss limitations were appropriately applied to the available capital loss carryforwards. Of the capital losses subject to Section 382, the Quality Growth Fund may only utilize $499,665 in a given year. In addition, $550,771 in capital loss carryforwards expired as of August 31, 2011 and none of the capital losses subject to the Section 382 limit are in excess of the cumulative limit and therefore will never be utilized.

As of August 31, 2011, the following Funds had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

	Capital Loss Carryovers Expiring									Post-October Losses
Fund	2012	2013	2014	2015	2016	2017	2018	2019	Total	Deferred	Utilized
Fixed Income Fund	651,384	86,568	—	168,181	61,228	220,424	22,521	—	1,210,306	—	—
Informed Investor Growth Fund	—	—	—	—	—	—	—	—	—	—	—
Quality Growth Fund	605,425	155,209	—	—	1,686,670	5,045,159	—	—	7,492,463	—	—
Select Value Fund	—	—	—	—	—	—	1,618,185	—	1,618,185	—	—
Value Fund	—	—	—	—	—	—	—	—	—	—	—

The following information is based upon the federal income tax cost of the investment securities as of February 29, 2012:

MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Fixed Income Fund	$31,822,570	$2,448,960	$(1,556)	$2,447,404
Informed Investor Growth Fund	13,847,020	732,192	(114,847)	617,345
Quality Growth Fund	21,707,001	6,790,023	(224,464)	6,565,559
Select Value Fund	10,939,876	1,380,094	(1,173,620)	206,474
Value Fund	13,037,278	3,198,805	(464,161)	2,734,644

The difference between the federal income tax cost of portfolio investments and the financial statement cost for Informed Investor Growth Fund, Quality Growth Fund and Select Value Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in the open tax years of 2008, 2009, 2010 and 2011 and during the six month period ended February 29, 2012 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six month period ended February 29, 2012, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. Federal tax authorities for tax years before 2008.

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund may create presumption of control of the fund under Section 2(a)(9) of the Investment Company Act of 1940. As of February 29, 2012, the following shareholders held, for the benefit of their customers, the following percentages of the outstanding shares of each Fund:

Fund	Shareholder	Percent Owned as of February 29, 2012
Fixed Income Fund	Farmers and Merchant Corp.	79%
Informed Investor Growth Fund	Farmers and Merchant Corp.	85%
Quality Growth Fund	Farmers and Merchant Corp.	63%
	Charles Schwab & Co.	30%
Select Value Fund	Stifel Nicolaus & Co.	87%
Value Fund	Farmers and Merchant Corp.	99%

MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7.	CAPITAL SHARE TRANSACTIONS

	Fixed Income Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the Six Month Period ended:
February 29, 2012
Class I
Shares	229,202	(25,088)	30,130	3,214,363
Value	$2,449,170	$(268,506)	$322,101
Class A
Shares	—	—	1	103
Value	$—	$—	$12
Class C
Shares	—	—	1	101
Value	$—	$—	$8

For the Fiscal Year/Period ended:
August 31, 2011
Class I
Shares	165,591	(511,699)	66,897	2,980,119
Value	$1,741,198	$(5,377,303)	$705,466
Class A
Shares	—	—	3	102
Value	$—	$—	$28
Class C
Shares	—	—	2	100
Value	$—	$—	$21

	Informed Investor Growth Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the Six Month Period ended:
February 29, 2012
Class I
Shares	108,088	(575,782)	7,110	1,214,449
Value	$1,133,704	$(6,156,202)	$69,748
Class A
Shares	—	—	4	102
Value	$—	$—	$39
Class C
Shares	—	(17,452)	297	7,331
Value	$—	$(188,113)	$2,846

MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

For the Fiscal Year/Period ended:
August 31, 2011
Class I
Shares	120,631	(219,204)	82,513	1,675,033
Value	$1,413,205	$(2,596,118)	$1,016,564
Class A
Shares	—	—	12	98
Value	$—	$—	$146
Class C
Shares	—	—	3,009	24,486
Value	$—	$—	$36,592

	Quality Growth Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the Six Month Period ended:
February 29, 2012
Class I
Shares	358,342	(128,406)	166	2,844,206
Value	$3,002,356	$(1,134,911)	$1,417
Class A
Shares	197	(197)	—	138
Value	$1,750	$(1,754)	$—
Class C
Shares	—	—	—	138
Value	$—	$—	$—

For the Fiscal Year/Period ended:
August 31, 2011
Class I
Shares	421,993	(952,456)	195	2,614,104	(a)
Value	$3,755,414	$(8,079,578)	$1,713
Class A
Shares	—	—	—	138
Value	$—	$—	$—
Class C
Shares	—	—	—	138
Value	$—	$—	$—

MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Select Value Fund
	Sold	Redeemed	Reinvested		Ending Shares
For the Six Month Period ended:
February 29, 2012
Class I
Shares	1,030	(6,088)	146		958,859
Value	$10,000	$(64,125)	$1,444
Class A
Shares	—	—	—	(a)	116
Value	$—	$—	$4
Class C
Shares	—	—	—	(b)	115
Value	$—	$—	$1

(a)	Class A shares reinvested were 0.386 shares.
(b)	Class C shares reinvested were 0.106 shares.

For the Fiscal Year/Period ended:
August 31, 2011
Class I
Shares	57,036	(34,854)	57		963,771
Value	$613,754	$(372,123)	$644
Class A
Shares	—	—	—	(a)	115
Value	$—	$—	$1
Class C
Shares	—	—	—		115
Value	$—	$—	$—

(a)	Class A shares reinvested were 0.124 shares.

MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Value Fund
	Sold	Redeemed	Reinvested		Ending Shares
For the Six Month Period ended:
February 29, 2012
Class I
Shares	184,830	(12,640)	2,226		1,088,803
Value	$2,210,168	$(170,979)	$26,565
Class A
Shares	—	—	20		94
Value	$—	$—	$231
Class C
Shares	—	—	19		93
Value	$—	$—	$225

For the Fiscal Year/Period ended:
August 31, 2011
Class I
Shares	2,740	(151,737)	137		914,387
Value	$44,067	$(2,429,174)	$2,124
Class A
Shares	—	—	—	(a)	74
Value	$—	$—	$6
Class C
Shares	—	—	—	(b)	74
Value	$—	$—	$—	(c)

(a)	Class A shares reinvested were 0.400 shares.
(b)	Class C shares reinvested were 0.020 shares.
(c)	Class C value reinvested was $0.32.

8.	CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9.	SECTOR RISK

When the Funds emphasize one or more economic sectors, it may be more susceptible to the financial, market, or economic events affecting the particular issuers and industries in which they invest than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

10.	RECENT ACCOUNTING PRONOUNCEMENTS

On May 12, 2011, the FASB issued an ASU modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurements. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

11.	THE REGULATED INVESTMENT COMPANY MODERNIZATION ACT

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

Capital losses incurred after December 31, 2010 may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

12. SUBSEQUENT EVENTS

On March 15, 2012, the Select Value Fund declared a dividend of $28,201, which was payable on March 15, 2012. On March 15, 2012, the Value Fund declared a dividend of $47,508, which was payable on March 15, 2012. On March 30, 2012, the Fixed Income Fund declared a dividend of $74,146, which was payable on March 30, 2012.

On March 1, 2012, new fee schedules (note 3) go into effect per amended Subadvisory Agreements between the Adviser and T.H. Fitzgerald for the Informed Investor Growth Fund and between the Adviser and Robinson for the Value Fund. The amended Subadvisory Agreements were reviewed and approved by the Board of Trustees at a meeting held on February 9, 2012.

13. LEGAL PROCEEDINGS

On December 7, 2010, an amended complaint was filed in the United States Bankruptcy Court for the District of Delaware (Adversary Proceeding No.10-54010) by The Official Committee of Unsecured Creditors of Tribune Company on behalf of Tribune Company (“Tribune”), a U.S. news and media organization. Among the thousands of defendants in the Amended Complaint is the Monteagle Funds with respect to holding by the Monteagle Value Fund (the “Fund”). The Fund, along with numerous other mutual funds, institutional investors and others owned shares of Tribune in 2007 when it went private in a leveraged buyout transaction (“LBO”). In the LBO, shareholders such as the Fund sold their shares back to Tribune for $34/share. The lawsuit alleges, among other things, that the payment for the shares by Tribune was a fraudulent transfer and seeks to have the cash paid to shareholders returned to the Tribune bankruptcy estate. The Amended Complaint seeks to create a class of Defendants –the former shareholders of Tribune, and seeks return of over $8 billion in proceeds from the LBO. The Committee has not served the Fund with the Amended Complaint, and the Fund was not named as a Defendant in the original complaint. The Committee has sought and obtained leave of court for additional time to complete service on the numerous defendants, and we expect that service will be accomplished after June 1, 2012. The Fund’s Answer to the Amended Complaint is not yet due.

In addition to the Delaware bankruptcy proceeding discussed above, several groups of Tribune bondholders, have filed a number of lawsuits in United States District Courts throughout the country alleging that the LBO was a fraudulent transfer. These lawsuits throughout the country have been transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the Southern District of New York for discovery and pretrial motions (In re Tribune Company Fraudulent Conveyance Litigation, MDL 2296). These lawsuits seek to certify classes of Defendants. It is unclear if the Fund will be included in any of the classes.

MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

In addition to these federal court lawsuits, certain bondholders have brought fraudulent conveyance actions in state courts throughout the country. It is unclear if these actions will be successfully removed to federal court and made part of the multidistrict litigation. It does not appear that the Fund is named as a Defendant in these state court actions, and it is unclear if the Fund will be included in any class of Defendants.

It is not expected that the cases discussed above will have a material adverse impact on the Fund’s financial position, results of operation, or cash flows; however, these litigation matters are subject to inherent uncertainties and the views of these matters with respect to any impact to the Fund may change in the future.

MONTEAGLE FUNDS
OTHER INFORMATION (Unaudited)

Proxy Policies — The Trust has adopted Proxy Voting Policies and Procedures under which the Funds vote proxies related to securities held by the Funds. A description of the Funds’ policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-888-263-5593, or on the SEC website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX is available without charge, upon request, by calling the Funds toll free at 1-888-263-5593, or on the SEC’s website at http://www.sec.gov.

N-Q Filing — The SEC has adopted the requirement that all mutual funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Monteagle Funds, this would be for the fiscal quarters ending November 30 and May 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov., or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

FEDERAL TAX INFORMATION (Unaudited)

For the six month period ended February 29, 2012, certain dividends paid by Fixed Income Fund, Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund and Value Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate up to a maximum amount of $423,986, $493,739, $4,552, $54,519, and $2,834,779, respectively, as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2012 Form 1099-DIV.

MONTEAGLE FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, such as the sales load and redemption fees imposed by the Fund and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (September 1, 2011) and held until the end of the period (February 29, 2012).

The tables that follow illustrate each Fund’s costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s Prospectus.

MONTEAGLE FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

Fixed Income Fund
		Beginning Account Value 9/01/11	Annualized Expense Ratio For the Period	Ending Account Value 2/29/12	Expenses Paid During the Period(1)
Actual Return Based on actual return of:
Class I	1.56%	$1,000.00	1.09%	$1,015.60	$5.46
Class A	1.38%	1,000.00	1.34%	1,013.80	6.71
Class C	1.05%	1,000.00	2.09%	1,010.50	10.45
Hypothetical Return Based on assumed 5% return
Class I		$1,000.00	1.09%	$1,019.40	$5.47
Class A		1,000.00	1.34%	1,018.20	6.72
Class C		1,000.00	2.09%	1,014.50	10.47

Informed Investor Growth Fund
		Beginning Account Value 9/01/11	Annualized Expense Ratio For the Period	Ending Account Value 2/29/12	Expenses Paid During the Period(1)
Actual Return Based on actual return of:
Class I	11.38%	$1,000.00	1.39%	$1,113.80	$7.31
Class A	11.27%	1,000.00	1.64%	1,112.70	8.61
Class C	10.83%	1,000.00	2.39%	1,108.30	12.53
Hypothetical Return Based on assumed 5% return
Class I		$1,000.00	1.39%	$1,018.00	$6.97
Class A		1,000.00	1.64%	1,016.70	8.22
Class C		1,000.00	2.39%	1,013.00	11.96

Quality Growth Fund
		Beginning Account Value 9/01/11	Annualized Expense Ratio For the Period	Ending Account Value 2/29/12	Expenses Paid During the Period(1)
Actual Return Based on actual return of:
Class I	11.85%	$1,000.00	1.34%	$1,118.50	$7.06
Class A	11.78%	1,000.00	1.59%	1,117.80	8.37
Class C	11.46%	1,000.00	2.34%	1,114.60	12.30
Hypothetical Return Based on assumed 5% return
Class I		$1,000.00	1.34%	$1,018.20	$6.72
Class A		1,000.00	1.59%	1,017.00	7.97
Class C		1,000.00	2.34%	1,013.20	11.71

MONTEAGLE FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

Select Value Fund
		Beginning Account Value 9/01/11	Annualized Expense Ratio For the Period	Ending Account Value 2/29/12	Expenses Paid During the Period(1)
Actual Return Based on actual return of:
Class I	10.08%	$1,000.00	1.43%	$1,100.80	$7.47
Class A	9.95%	1,000.00	1.68%	1,099.50	8.77
Class C	9.60%	1,000.00	2.43%	1,096.00	12.66
Hypothetical Return Based on assumed 5% return
Class I		$1,000.00	1.43%	$1,017.80	$7.17
Class A		1,000.00	1.68%	1,016.50	8.42
Class C		1,000.00	2.43%	1,012.80	12.16

Value Fund
		Beginning Account Value 9/01/11	Annualized Expense Ratio For the Period	Ending Account Value 2/29/12	Expenses Paid During the Period(1)
Actual Return Based on actual return of:
Class I	9.75%	$1,000.00	1.47%	$1,097.50	$7.67
Class A	9.57%	1,000.00	1.72%	1,095.70	8.96
Class C	9.26%	1,000.00	2.47%	1,092.60	12.85
Hypothetical Return Based on assumed 5% return
Class I		$1,000.00	1.47%	$1,017.60	$7.37
Class A		1,000.00	1.72%	1,016.30	8.62
Class C		1,000.00	2.47%	1,012.60	12.36

(1)	Expenses are equal to the Funds’ annualized expense ratios for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MONTEAGLE FUNDS
BOARD APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS (Unaudited)

On February 9, 2012, the Board of Trustees (the “Board”) of the Monteagle Funds (the “Trust”) met to review and discuss the approval of the continuation of the Investment Management Agreement between the Trust and Nashville Capital Corp. (the “Adviser”) with respect to each of the funds comprising the Trust (each a “Fund” and collectively, the “Funds”), the Investment Sub-Advisory Agreement by and among the Adviser, the Trust and Parkway Advisors, L.P. with respect to the Monteagle Select Value Fund, the Investment Sub-Advisory agreement by and among the Adviser, the Trust and Garcia Hamilton & Associates, L.P. with respect to the Monteagle Quality Growth Fund, the Investment Sub-Advisory Agreement by and among the Adviser, the Trust and Howe & Rusling, Inc. with respect to the Monteagle Fixed Income Fund, the Investment Sub-Advisory Agreement by and among the Adviser, the Trust and Robinson Investment Group, Inc. with respect to the Monteagle Value Fund, and the Investment Sub-Advisory Agreement by and among the Adviser, the Trust and T.H. Fitzgerald & Company with respect to the Monteagle Informed Investor Growth Fund (Garcia Hamilton & Associates, L.P., Parkway Advisors, L.P., Howe & Rusling, Inc., Robinson Investment Group, Inc., and T.H. Fitzgerald & Company may each be referred to as a “Sub-Adviser” or collectively, as the “Sub-Advisers”; each of the aforementioned agreements may be referred to as an “Agreement” or collectively, as the “Agreements”).

Prior to acting on the matter, the Independent Trustees met separately as a group in private session with Counsel to review and discuss the foregoing information. In addition, the Trustees received materials from Counsel discussing standards applicable to their consideration of the agreement. The Board requested and evaluated information they deemed reasonably necessary to their review process. The Board received information describing the services to be provided by the Adviser and each of the Sub-Advisers, including (i) the nature, extent and quality of services to be provided; (ii) the investment performance of the Funds measured against appropriate benchmarks; and (iii) general information about Adviser and the Sub-Advisers.

Counsel reviewed with the Board a memorandum that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of each Agreement. Counsel discussed with the Board the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of each Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser and the Sub-Advisers; (ii) the investment performance of the Funds; (iii) the costs of the services to be provided and profits to be realized by Adviser and the Sub-Advisers from the relationship with the Funds; (iv) the extent to which economies of scale would be realized if the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors; (v) practices regarding brokerage and portfolio transactions; and (vi) practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process. The Board requested and was provided with information and reports relevant to the annual renewal of each Agreement, including: (i) reports regarding the services and support provided to the Funds and their shareholders by the Adviser and the Sub-Advisers; (ii) quarterly

MONTEAGLE FUNDS
BOARD APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

assessments of the investment performance of the Funds by personnel of the Adviser and the Sub-Advisers; (iii) commentary on the reasons for the performance; (iv) presentations by the Funds’ portfolio managers addressing the Adviser’s and the Sub-Advisers investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Funds, the Adviser and the Sub-Advisers; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of the Adviser and the Sub-Advisers; (vii) information on relevant developments in the mutual fund industry and how the Funds and/or the Adviser and the Sub-Advisers are responding to them; and (viii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving each of the Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision. The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser and the Sub-Advisers, including financial information, a description of personnel and the services provided to each Fund, information on investment advice, performance, summaries of fund expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Funds; (iii) the anticipated effect of size on the Funds’ performance and expenses; and (iv) benefits to be realized by the Adviser and the Sub-Advisers from their relationship with the Funds.

The Board did not identify any particular information that was most relevant to its consideration to approve the Agreements and each Trustee may have afforded different weight to the various factors that are specifically required to be consider for purposes of disclosure in the Funds’ next set of financial statements.

The nature, extent, and quality of the services provided by the Adviser and Sub-Advisers.

In this regard, the Trustees considered the responsibilities of the Adviser and Sub-Advisers under each Agreement. The Trustees reviewed the services being provided by the Adviser and Sub-Advisers to the Funds, including, without limitation: the quality of the investment advisory services (including research and recommendations with respect to portfolio securities); the process for formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations, as well as for ensuring compliance with regulatory requirements; the coordination of services for the Funds among the service providers and the Independent Trustees; and efforts to promote the Funds and grow each Fund’s assets. The Trustees noted the commitment of the Adviser and Sub-Advisers to retain qualified personnel and maintain and enhance their respective resources and systems. After reviewing the foregoing information and further information in the materials provided by the Adviser and Sub-Advisers (including the Form ADVs), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by the Adviser and Sub-Advisers were satisfactory and adequate for the Funds.

MONTEAGLE FUNDS
BOARD APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

Investment Performance of the Funds, the Adviser and the Sub-Advisers.

In considering the investment performance of the Funds, the Adviser, and the Sub-Advisers, the Trustees compared the short and long-term performance of each Fund with the performance of funds with similar objectives managed by other investment advisers, as well as with aggregated peer group data. With respect to the Monteagle Fixed Income Fund, the Trustees noted that the Fund underperformed certain of its peer group category on a short-term basis and longer-term basis and outperformed certain of its peer group on a short-term basis and longer-term basis. The Trustees also noted that due to the Fund’s investment strategy, the Fund does not fall squarely in any particular peer group category. With respect to the Monteagle Value Fund, the Trustees noted that the Fund outperformed many in its peer group category on a short-term basis and underperformed its peer group on a longer-term basis. It noted that the Fund underperformed its benchmark index on a short-term basis but out-performed the index on a longer-term basis. With respect to the Monteagle Select Value Fund, the Trustees noted the Fund slightly underperformed its peer group category for the short term and longer-term basis. With respect to the Monteagle Quality Growth Fund, the Trustees noted that the Fund underperformed its peer group category on a short-term basis. With respect to the Monteagle Informed Investor Growth Fund, the Trustees noted that the Fund underperformed its peer group category on both a short-term and longer-term basis. Additionally, for those Sub-Advisers managing accounts with similar investment objectives to those of the respective Fund, the Trustees noted that the Fund’s performance was comparable to those of the separate accounts. After reviewing and discussing the short and long-term investment performance of the Funds further, the Adviser’s and each Sub-Adviser’s experience in managing the Funds, the historical investment performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of each of the Funds, the Adviser and the Sub-Advisers was satisfactory.

The costs of the services provided and profits realized by the Adviser and the Sub-Advisers from their relationships with the Funds.

In this regard, the Trustees considered: the financial condition of the Adviser and Sub-Advisers and the level of commitment to the Funds by the principals of the Adviser and Sub-Advisers; the asset levels of each Fund; and the overall expenses of each Fund, including the nature and frequency of advisory and sub-advisory fee payments, including proposed modifications to the fees payable by the Adviser to the Sub-Adviser of the Value Fund and the Informed Investor Fund. The Trustees reviewed information provided by the Adviser and each Sub-Adviser regarding its profitability. The Trustees also considered potential benefits for the Adviser and Sub-Advisers in managing the Funds. The Trustees considered that expenses of the Funds were generally comparable to those of other similar funds. Based on the foregoing, the Trustees considered that the fees paid to the Adviser and the Sub-Advisers and the profits realized by each, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Adviser and the Sub-Adviser.

MONTEAGLE FUNDS
BOARD APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

Economies of Scale.

The Board next considered the impact of economies of scale on the Funds’ size and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors. The Trustees noted that the advisory fee and each sub-advisory fee for the Funds offers breakpoints at various asset levels. The Trustees noted that the Sub-Advisers to each of the Value Fund and Informed Investor Fund reduced their breakpoint fee schedules. In light of its ongoing consideration of the Funds’ asset levels, expectations for growth in the Funds, and fee levels, the Board determined that the Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Adviser and Sub-Advisers.

Possible conflicts of interest.

In considering the Adviser’s and Sub-Advisers’ practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Funds; the basis for soft dollar payments with broker-dealers; the basis of decisions to buy or sell securities for the Funds and/or the Adviser’s and Sub-Advisers’ other accounts; and the substance and administration of the Adviser’s and Sub-Advisers’ code of ethics. The Trustees also considered disclosure in the registration statement of the Trust related to potential conflicts of interest. Based on the foregoing, the Board determined that Adviser’s and Sub-Advisers’ standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

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THE MONTEAGLE FUNDS

Investment Adviser Nashville Capital Corporation 2506 Winford Ave. Nashville, TN 37211

Distributor Matrix Capital Group, Inc. 420 Lexington Ave. Suite 601 New York, NY 10170

Transfer Agent, Administrator & Shareholder Servicing Agent Matrix 360 Administration, LLC 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090

(888) 263-5593 www.monteaglefunds.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus, which includes information regarding the Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

ITEM 2.	CODE OF ETHICS.

Not required

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in semi annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's PEO and PFO, or persons performing similar functions, have concluded, as of a date within 90 days of the filing of this report, based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, that such disclosure controls and procedures are reasonably designed to ensure: (1) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Not applicable

(a)(2)	Certifications required by Item 12 (a)(2) of Form N-CSR are filed herewith as Exhibit 12 (a)(2)

(a)(3)	Not applicable

(b)	Certifications required by Item 12 (b) of Form N-CSR are filed herewith as Exhibit 12 (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Monteagle Funds

By Paul B. Ordonio	/s/ Paul B. Ordonio
President,
Date: May 4, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Paul B. Ordonio	/s/ Paul B. Ordonio
President
Date: May 4, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Larry E. Beaver, Jr.	/s/ Larry E. Beaver, Jr.
Treasurer
Date: May 4, 2012